Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 88,905	$ 76,693
Securities measured at amortized cost	65,471	71,610
Securities mandatorily measured and designated at FVTPL	128,859	106,042
Total securities	$ 283,235	$ 254,345